LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Year Ended December 31,
	2018	2019	2020
	Class A and Class B	Class A and Class B	Class A and Class B
Net loss attributable to Class A and Class B ordinary shareholders	(380,091)	(499,606)	(456,533)
Weighted average number of Class A and Class B ordinary shares-basic and diluted	99,451,210	163,671,577	164,786,631
Net loss per Class A and Class B ordinary share-basic and diluted	(3.82)	(3.05)	(2.77)

Summary of share options outstanding excluded from calculation of diluted loss per share

	Year Ended December 31,
	2018	2019	2020
Share options and restricted share units	9,997,216	9,311,906	9,436,372